Accumulated other comprehensive loss (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Total	$ (6,622)	$ (6,062)
Attributable to Dryships Inc.
Cash flows hedges realized loss	(8,570)	(8,915)
Actuarial pension gain	1,948	2,853
Total	(6,622)	(6,062)
Attributable to non controlling interest
Cash flows hedges realized loss	(5,878)	(6,083)
Actuarial pension gain	1,336	1,949
Total	(4,542)	(4,134)
Total
Cash flows hedges realized loss	(14,448)	(14,998)
Actuarial pension gain	3,284	4,802
Total	$ (11,164)	$ (10,196)